Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

23. COMMITMENTS AND CONTINGENCIES

Lease Commitments

As of June 30, 2025, there are no operating lease commitments that are short-term lease commitments, nor leases that have not yet commenced but that created significant rights and obligations for the Group, which are not included in right-of-use assets and lease liabilities.

Non-cancellable operating leases

The following table sets forth our contractual obligations as of June 30, 2025:

Lease Commitment
Within 1 year	51,266
2-5 years	111,077
Total	162,343

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of June 30, 2025 and through the issuance date of these consolidated financial statements.